Core Bond Portfolio

September 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 47.0%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 0.4%
Azul Investments LLP, 5.875%, 10/26/24(1)	$625	$470,006
Delta Air Lines, Inc., 7.375%, 1/15/26	1,887	1,980,804

		$2,450,810

Automotive — 1.0%
General Motors Co., 4.20%, 10/1/27	$2,383	$2,554,168
General Motors Co., 5.40%, 4/1/48	1,563	1,729,530
Magna International, Inc., 2.45%, 6/15/30	1,080	1,138,715

		$5,422,413

Banks — 17.6%
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	$1,337	$1,255,677
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(3)	2,150	2,229,390
Banco Safra S.A., 4.125%, 2/8/23(1)	1,210	1,239,657
Bank of America Corp., 0.636%, (3 mo. USD LIBOR + 0.38%), 1/23/22(2)	2,207	2,208,766
Bank of America Corp., 1.898% to 7/23/30, 7/23/31(3)	2,400	2,396,902
Bank of America Corp., 2.881% to 4/24/22, 4/24/23(3)	1,425	1,473,898
Bank of America Corp., 3.124% to 1/20/22, 1/20/23(3)	2,420	2,499,212
Bank of America Corp., 3.30%, 1/11/23	1,237	1,314,035
Bank of America Corp., 3.499% to 5/17/21, 5/17/22(3)	1,005	1,023,885
Bank of America Corp., 3.593% to 7/21/27, 7/21/28(3)	5,030	5,640,675
Bank of America Corp., 3.974% to 2/7/29, 2/7/30(3)	807	939,225
Bank of Nova Scotia (The), 1.625%, 5/1/23	1,849	1,897,613
BankUnited, Inc., 5.125%, 6/11/30	1,183	1,301,966
Barclays PLC, 2.852% to 5/7/25, 5/7/26(3)	2,585	2,686,634
Barclays PLC, 4.836%, 5/9/28	1,610	1,730,289
BBVA Bancomer S.A./Texas, 1.875%, 9/18/25(1)	1,165	1,139,661
Capital One Bank (USA), N.A., 3.375%, 2/15/23	892	943,303
Capital One Financial Corp., 0.988%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	2,300	2,301,946
Capital One Financial Corp., 3.30%, 10/30/24	3,227	3,500,315
Capital One Financial Corp., 3.75%, 4/24/24	700	762,794
Citigroup, Inc., 2.666% to 1/29/30, 1/29/31(3)	1,300	1,370,145
Citigroup, Inc., 2.976% to 11/5/29, 11/5/30(3)	1,748	1,892,796
Citigroup, Inc., 3.106% to 4/8/25, 4/8/26(3)	1,447	1,559,063
Citigroup, Inc., 3.668% to 7/24/27, 7/24/28(3)	1,685	1,893,670
Citigroup, Inc., 3.70%, 1/12/26	1,000	1,125,437
Citigroup, Inc., 3.887% to 1/10/27, 1/10/28(3)	909	1,029,297
Citigroup, Inc., 4.075% to 4/23/28, 4/23/29(3)	1,855	2,135,381
Citizens Financial Group, Inc., 2.638%, 9/30/32(1)	1,399	1,398,625
Commonwealth Bank of Australia, 2.50%, 9/18/22(1)	1,050	1,096,586
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(3)	982	1,070,302
Deutsche Bank AG/New York, NY, 1.539%, (3 mo. USD LIBOR + 1.29%), 2/4/21(2)	2,450	2,452,789
Deutsche Bank AG/New York, NY, 2.222% to 9/18/23, 9/18/24(3)	1,516	1,527,040
Discover Bank, 2.70%, 2/6/30	783	821,414
Discover Bank, 4.682% to 8/9/23, 8/9/28(3)	1,193	1,251,642

Security	Principal Amount (000’s omitted)	Value
Discover Financial Services, 3.95%, 11/6/24	$490	$539,657
Discover Financial Services, 6.125% to 6/23/25 (3)(4)	1,112	1,179,054
Goldman Sachs Group, Inc. (The), 2.905% to 7/24/22, 7/24/23(3)	1,909	1,980,321
Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	1,092,792
Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27	1,510	1,698,724
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	951	1,015,454
HSBC Holdings PLC, 2.357% to 8/18/30, 8/18/31(3)	982	974,908
JPMorgan Chase & Co., 2.522% to 4/22/30, 4/22/31(3)	1,500	1,600,673
JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	2,100,502
JPMorgan Chase & Co., 2.739% to 10/15/29, 10/15/30(3)	2,156	2,324,794
JPMorgan Chase & Co., 2.956% to 5/13/30, 5/13/31(3)	634	679,398
JPMorgan Chase & Co., 3.782% to 2/1/27, 2/1/28(3)	1,000	1,131,797
JPMorgan Chase & Co., 5.625%, 8/16/43	628	904,553
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(3)	1,661	1,723,832
Macquarie Bank, Ltd., 3.624%, 6/3/30(1)	970	1,033,230
Morgan Stanley, 0.785%, (SOFR + 0.70%), 1/20/23(2)	4,534	4,547,238
Morgan Stanley, 3.622% to 4/1/30, 4/1/31(3)	1,920	2,197,618
Morgan Stanley, 3.772% to 1/24/28, 1/24/29(3)	1,020	1,163,019
Morgan Stanley, 4.875%, 11/1/22	1,132	1,224,882
PPTT, 2006-A GS, Class A, 5.802% (1)(4)(5)	259	269,841
Regions Financial Corp., 2.75%, 8/14/22	640	665,734
Santander Holdings USA, Inc., 3.45%, 6/2/25	1,788	1,910,102
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	790,438
Standard Chartered PLC, 6.00% to 7/26/25(1)(3)(4)	955	974,100
Synovus Bank/Columbus, GA, 2.289% to 2/10/22, 2/10/23(3)	2,450	2,480,523
Synovus Financial Corp., 3.125%, 11/1/22	622	639,786
Truist Financial Corp., 5.10% to 3/1/30(3)(4)	1,427	1,546,083
UBS Group AG, 1.364% to 1/30/26, 1/30/27(1)(3)	473	473,242

		$97,972,325

Biotechnology — 0.4%
Royalty Pharma PLC, 2.20%, 9/2/30(1)	$2,000	$1,992,719

		$1,992,719

Building Materials — 1.0%
Cemex SAB de CV, 7.375%, 6/5/27(1)	$575	$622,090
Owens Corning, 3.95%, 8/15/29	4,062	4,606,264
Vulcan Materials Co., 4.50%, 6/15/47	479	557,213

		$5,785,567

Chemicals — 0.8%
Alpek SAB de CV, 4.25%, 9/18/29(1)	$920	$909,673
Ecolab, Inc., 2.125%, 8/15/50	1,788	1,643,861
Huntsman International, LLC, 4.50%, 5/1/29	1,627	1,830,385

		$4,383,919

Commercial Services — 1.0%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$1,752	$1,849,054
Block Financial, LLC, 3.875%, 8/15/30	1,362	1,370,892
Ford Foundation (The), 2.415%, 6/1/50	650	669,476
Western Union Co. (The), 6.20%, 11/17/36	1,545	1,863,240

		$5,752,662

Security	Principal Amount (000’s omitted)	Value
Computers — 0.9%
DXC Technology Co., 4.00%, 4/15/23	$1,157	$1,219,029
DXC Technology Co., 4.125%, 4/15/25	937	1,013,459
DXC Technology Co., 4.25%, 4/15/24	229	247,578
DXC Technology Co., 4.75%, 4/15/27	397	442,573
Seagate HDD Cayman, 4.091%, 6/1/29(1)	463	501,671
Seagate HDD Cayman, 5.75%, 12/1/34	1,473	1,675,718

		$5,100,028

Diversified Financial Services — 5.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.95%, 2/1/22	$1,930	$1,954,834
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 12/16/21	1,535	1,568,574
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 9/15/23	1,246	1,284,880
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25	742	802,024
Affiliated Managers Group, Inc., 3.30%, 6/15/30	1,810	1,937,287
Air Lease Corp., 3.375%, 6/1/21	700	708,442
Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)	3,000	3,067,530
BlackRock, Inc., 1.90%, 1/28/31	1,800	1,869,907
Brookfield Finance, LLC, 3.45%, 4/15/50	1,943	1,913,997
Ford Motor Credit Co., LLC, 1.114%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	705	694,731
Ford Motor Credit Co., LLC, 1.146%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	1,566	1,504,775
Ford Motor Credit Co., LLC, 2.979%, 8/3/22	2,203	2,179,296
Ford Motor Credit Co., LLC, 4.14%, 2/15/23	300	303,366
General Motors Financial Co., Inc., 2.90%, 2/26/25	3,000	3,093,863
General Motors Financial Co., Inc., 3.50%, 11/7/24	453	476,340
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	1,350	1,405,014
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	432	485,234
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	1,157	1,284,073
Stifel Financial Corp., 4.00%, 5/15/30	1,408	1,559,411
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(3)	611	623,702
Visa, Inc., 2.00%, 8/15/50	1,787	1,658,608

		$30,375,888

Electric Utilities — 0.6%
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	$771	$890,104
Entergy Corp., 4.00%, 7/15/22	1,046	1,103,564
ITC Holdings Corp., 4.05%, 7/1/23	680	735,878
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	423	441,506

		$3,171,052

Electrical and Electronic Equipment — 1.1%
Jabil, Inc., 3.00%, 1/15/31	$2,419	$2,474,360
Jabil, Inc., 3.60%, 1/15/30	2,207	2,350,797
Jabil, Inc., 3.95%, 1/12/28	354	387,446
Jabil, Inc., 4.70%, 9/15/22	959	1,028,467

		$6,241,070

Energy — 0.3%
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27(1)	$1,422	$1,470,337

		$1,470,337

Security	Principal Amount (000’s omitted)	Value
Foods — 0.7%
Kraft Heinz Foods Co., 4.375%, 6/1/46	$1,077	$1,108,953
Smithfield Foods, Inc., 2.65%, 10/3/21(1)	1,304	1,312,422
Smithfield Foods, Inc., 3.00%, 10/15/30(1)	210	212,510
Smithfield Foods, Inc., 3.35%, 2/1/22(1)	1,482	1,498,474

		$4,132,359

Health Care — 0.3%
Centene Corp., 3.375%, 2/15/30	$784	$814,627
Centene Corp., 4.25%, 12/15/27	798	836,898

		$1,651,525

Healthcare Products — 0.1%
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	$554	$602,878

		$602,878

Insurance — 1.2%
Aflac, Inc., 3.60%, 4/1/30	$1,320	$1,548,516
Athene Global Funding, 2.45%, 8/20/27(1)	2,795	2,872,586
Empower Finance 2020, L.P., 1.776%, 3/17/31(1)	787	787,637
Marsh & McLennan Cos., Inc., 1.418%, (3 mo. USD LIBOR + 1.20%), 12/29/21(2)	753	753,748
Principal Financial Group, Inc., 4.30%, 11/15/46	534	642,960

		$6,605,447

Machinery — 0.9%
Flowserve Corp., 3.50%, 10/1/30	$695	$689,540
nVent Finance S.a.r.l., 4.55%, 4/15/28	2,700	2,916,825
Valmont Industries, Inc., 5.25%, 10/1/54	1,248	1,357,978

		$4,964,343

Media — 1.8%
Charter Communications Operating, LLC/Charter Communications Operating Capital, 2.80%, 4/1/31	$1,269	$1,320,355
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	2,895	3,325,212
Comcast Corp., 2.45%, 8/15/52	2,146	2,017,085
Comcast Corp., 4.70%, 10/15/48	613	813,993
Discovery Communications, LLC, 5.20%, 9/20/47	2,047	2,457,847

		$9,934,492

Mining — 0.1%
Reliance Steel & Aluminum Co., 2.15%, 8/15/30	$324	$317,434

		$317,434

Oil and Gas — 1.4%
BP Capital Markets America, Inc., 2.772%, 11/10/50	$1,665	$1,529,996
Chevron USA, Inc., 2.343%, 8/12/50	1,833	1,718,767
National Oilwell Varco, Inc., 3.60%, 12/1/29	1,152	1,119,433
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	2,381	2,129,614
Patterson-UTI Energy, Inc., 3.95%, 2/1/28	1,830	1,415,828

		$7,913,638

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 0.6%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$3,160	$3,224,132

		$3,224,132

Pharmaceuticals — 1.3%
CVS Health Corp., 1.75%, 8/21/30	$240	$235,483
CVS Health Corp., 3.00%, 8/15/26	2,836	3,101,923
CVS Health Corp., 4.30%, 3/25/28	3,219	3,770,413

		$7,107,819

Pipelines — 0.3%
Plains All America Pipeline, L.P./PAA Finance Corp., 3.55%, 12/15/29	$1,851	$1,794,539

		$1,794,539

Real Estate Investment Trusts (REITs) — 1.4%
Digital Realty Trust, L.P., 3.70%, 8/15/27	$1,272	$1,431,806
Iron Mountain, Inc., 4.50%, 2/15/31(1)	977	984,220
Iron Mountain, Inc., 5.00%, 7/15/28(1)	339	347,895
Newmark Group, Inc., 6.125%, 11/15/23	2,890	3,012,386
Prologis, L.P., 1.25%, 10/15/30	898	877,778
SITE Centers Corp., 3.625%, 2/1/25	874	893,928

		$7,548,013

Retail-Specialty and Apparel — 1.5%
Best Buy Co., Inc., 1.95%, 10/1/30(6)	$1,031	$1,026,380
Macy’s Retail Holdings, LLC, 2.875%, 2/15/23	2,253	1,833,379
Macy’s Retail Holdings, LLC, 3.875%, 1/15/22	1,000	947,500
Nordstrom, Inc., 4.375%, 4/1/30	1,398	1,132,743
Nordstrom, Inc., 5.00%, 1/15/44	1,835	1,301,624
Tapestry, Inc., 4.125%, 7/15/27	2,145	2,113,319

		$8,354,945

Technology — 0.1%
Western Digital Corp., 4.75%, 2/15/26	$690	$746,063

		$746,063

Telecommunications — 3.2%
Alphabet, Inc., 1.10%, 8/15/30	$1,551	$1,539,232
AT&T, Inc., 3.10%, 2/1/43	2,900	2,844,949
AT&T, Inc., 3.55%, 9/15/55(1)	1,251	1,202,581
AT&T, Inc., 3.65%, 6/1/51	2,875	2,917,659
AT&T, Inc., 3.65%, 9/15/59(1)	372	361,066
AT&T, Inc., 4.30%, 2/15/30	2,051	2,432,026
AT&T, Inc., 4.50%, 3/9/48	1,925	2,204,862
T-Mobile USA, Inc., 2.55%, 2/15/31(1)	646	670,115
T-Mobile USA, Inc., 4.50%, 4/15/50(1)	1,511	1,818,995
Verizon Communications, Inc., 1.50%, 9/18/30	1,962	1,958,301

		$17,949,786

Security	Principal Amount (000’s omitted)	Value
Transportation — 0.5%
FedEx Corp., 4.55%, 4/1/46	$500	$602,687
SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22(1)	914	932,940
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	1,200	1,260,255

		$2,795,882

Utilities — 1.0%
American Water Capital Corp., 2.95%, 9/1/27	$1,426	$1,578,992
Southern Co. (The), 4.00% to 10/15/25, 1/15/51(3)	1,704	1,710,658
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,115,347
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,422,646

		$5,827,643

Total Corporate Bonds & Notes (identified cost $252,930,215)		$261,589,728

Agency Mortgage-Backed Securities — 7.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$593	$667,005
Pool #C03490, 4.50%, 8/1/40	390	438,555
Pool #C09031, 2.50%, 2/1/43	1,344	1,422,937
Pool #G07589, 5.50%, 6/1/41	1,943	2,279,419
Pool #G08596, 4.50%, 7/1/44	544	600,037
Pool #G08670, 3.00%, 10/1/45	948	997,676
Pool #G08701, 3.00%, 4/1/46	1,381	1,452,054
Pool #G60608, 4.00%, 5/1/46	2,330	2,546,601
Pool #G60761, 3.00%, 10/1/43	1,567	1,670,368
Pool #Q17453, 3.50%, 4/1/43	1,302	1,417,259
Pool #Q34310, 3.50%, 6/1/45	1,240	1,332,310
Pool #Q40264, 3.50%, 5/1/46	991	1,060,115
Pool #Q45051, 3.00%, 12/1/46	2,606	2,797,836
Pool #Q46889, 3.50%, 3/1/47	1,930	2,096,836
Pool #Q47999, 4.00%, 5/1/47	2,531	2,778,968
Pool #ZT0383, 3.50%, 3/1/48	1,264	1,339,299

		$24,897,275

Federal National Mortgage Association:
30-Year, 2.50%, TBA(7)	$415	$435,523
Pool #AB3678, 3.50%, 10/1/41	2,656	2,953,520
Pool #AL7524, 5.00%, 7/1/41	598	684,328
Pool #AS3892, 4.00%, 11/1/44	796	874,110
Pool #AS5332, 4.00%, 7/1/45	797	872,123
Pool #AS6014, 4.00%, 10/1/45	531	579,692
Pool #BA0891, 3.50%, 1/1/46	1,844	1,976,254
Pool #BA3938, 3.50%, 1/1/46	1,127	1,207,514
Pool #BD1183, 3.50%, 12/1/46	736	794,118
Pool #BE2316, 3.50%, 1/1/47	2,262	2,405,018
Pool #BM1144, 2.50%, 3/1/47	1,490	1,573,152

Security	Principal Amount (000’s omitted)	Value
Pool #MA1789, 4.50%, 2/1/44	$558	$615,624
Pool #MA2653, 4.00%, 6/1/46	1,270	1,378,901

		$16,349,877

Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	$1,420	$1,575,139

		$1,575,139

Total Agency Mortgage-Backed Securities (identified cost $41,106,033)		$42,822,291

Collateralized Mortgage Obligations — 7.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.
Series 4030, Class PA, 3.50%, 6/15/40	$601	$610,828
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 2.648%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (2)	1,622	1,639,525
Series 2018-DNA1, Class M2AT, 1.198%, (1 mo. USD LIBOR + 1.05%), 7/25/30 (2)	1,306	1,300,189
Series 2019-DNA3, Class M2, 2.198%, (1 mo. USD LIBOR + 2.05%), 7/25/49 (1)(2)	1,879	1,845,460
Series 2019-DNA4, Class M2, 2.098%, (1 mo. USD LIBOR + 1.95%), 10/25/49 (1)(2)	1,172	1,162,372
Series 2020-DNA1, Class M1, 0.848%, (1 mo. USD LIBOR + 0.70%), 1/25/50 (1)(2)	222	222,004
Series 2020-DNA2, Class M1, 0.898%, (1 mo. USD LIBOR + 0.75%), 2/25/50 (1)(2)	1,080	1,080,031
Series 2020-DNA4, Class M1, 1.648%, (1 mo. USD LIBOR + 1.50%), 8/25/50 (1)(2)	580	583,209
Series 2020-HQA1, Class M1, 0.898%, (1 mo. USD LIBOR + 0.75%), 1/25/50 (1)(2)	127	126,688

		$8,570,306

Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$149	$168,356
Series 2011-135, Class PK, 4.50%, 5/25/40	548	574,861
Series 2013-6, Class HD, 1.50%, 12/25/42	171	172,234
Series 2014-70, Class KP, 3.50%, 3/25/44	837	903,822
Series 2018-M4, Class A2, 3.147%, 3/25/28 (8)	1,721	1,970,044
Series 2019-M1, Class A2, 3.673%, 9/25/28 (8)	4,835	5,756,282
Series 2019-M9, Class A2, 2.937%, 4/25/29	1,290	1,461,183
Series 2019-M22, Class A2, 2.522%, 8/25/29	5,900	6,519,384
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,530	4,898,046

		$22,424,212

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.398%, (1 mo. USD LIBOR + 5.25%), 10/25/23 (2)	$1,278	$1,247,909
Series 2014-C02, Class 1M2, 2.748%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (2)	1,562	1,367,812
Series 2014-C02, Class 2M2, 2.748%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (2)	621	615,665
Series 2014-C03, Class 1M2, 3.148%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (2)	822	720,206
Series 2014-C03, Class 2M2, 3.048%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (2)	1,191	1,188,166
Series 2017-C06, Class 1M2, 2.798%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (2)	958	953,880
Series 2018-R07, Class 1M2, 2.548%, (1 mo. USD LIBOR + 2.40%), 4/25/31 (1)(2)	638	636,221
Series 2019-R05, Class 1M2, 2.148%, (1 mo. USD LIBOR + 2.00%), 7/25/39 (1)(2)	499	498,494

Security	Principal Amount (000’s omitted)	Value
Series 2020-R01, Class 1M1, 0.948%, (1 mo. USD LIBOR + 0.80%), 1/25/40 (1)(2)	$925	$926,132

		$8,154,485

Total Collateralized Mortgage Obligations (identified cost $37,999,414)		$39,149,003

Commercial Mortgage-Backed Securities — 8.4%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(8)	$3,325	$2,520,293
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(8)	1,635	1,036,284
BX Commercial Mortgage Trust
Series 2019-XL, Class A, 1.072%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	3,152	3,158,271
Series 2019-XL, Class B, 1.232%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	1,253	1,253,827
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class C, 4.577%, 12/10/54(8)	1,250	1,189,796
Series 2016-C7, Class D, 4.577%, 12/10/54(1)(8)	2,000	1,611,157
Citigroup Commercial Mortgage Trust
Series 2017-MDRB, Class C, 2.652%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	3,000	2,842,507
COMM Mortgage Trust
Series 2014-CR21, Class C, 4.425%, 12/10/47(8)	500	497,625
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.503%, 12/15/49(8)	1,775	1,674,491
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust
Series 2020-01, Class M10, 3.898%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	1,260	1,186,806
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class D, 4.706%, 9/15/47(1)(8)	990	643,902
Series 2014-C25, Class D, 3.950%, 11/15/47(1)(8)	1,960	1,408,488
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.605%, 8/15/46(1)(8)	2,000	1,675,407
Series 2012-CIBX, Class AS, 4.271%, 6/15/45	3,325	3,474,211
Series 2013-C13, Class D, 4.214%, 1/15/46(1)(8)	2,000	1,966,600
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29, Class C, 4.904%, 5/15/49(8)	993	955,047
Morgan Stanley Capital I Trust
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)	1,745	1,284,892
Series 2019-BPR, Class A, 1.552%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)	3,040	2,919,008
Motel 6 Trust
Series 2017-MTL6, Class C, 1.552%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	2,391	2,338,706
Series 2017-MTL6, Class D, 2.302%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	494	481,224
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class C, 2.352%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	5,000	4,552,961
Provident Funding Mortgage Trust
Series 2020-1, Class A3, 3.00%, 2/25/50(1)	449	457,523
RETL Trust
Series 2019-RVP, Class A, 1.302%, (1 mo. USD LIBOR + 1.15%), 3/15/36(1)(2)	284	284,601
Series 2019-RVP, Class B, 1.702%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(2)	2,550	2,430,424

Security	Principal Amount (000’s omitted)	Value
Toorak Mortgage Corp., Ltd.
Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(9)	$1,215	$1,221,193
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(9)	730	740,779
VMC Finance, LLC
Series 2018-FL2, Class A, 1.071%, (1 mo. USD LIBOR + 0.92%), 10/15/35(1)(2)	1,467	1,430,769
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.688%, 9/15/58(8)	900	900,587
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	371,630

Total Commercial Mortgage-Backed Securities (identified cost $49,816,814)		$46,509,009

Asset-Backed Securities — 13.8%

Security	Principal Amount (000’s omitted)	Value
Adams Outdoor Advertising L.P.
Series 2018-1, Class A, 4.81%, 11/15/48(1)	$724	$754,136
Canyon Capital CLO, Ltd.
Series 2016-1A, Class BR, 1.975%, (3 mo. USD LIBOR + 1.70%), 7/15/31(1)(2)	1,000	990,410
Series 2016-1A, Class DR, 3.075%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	1,000	919,181
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3RA, Class A2, 1.795%, (3 mo. USD LIBOR + 1.55%), 7/27/31(1)(2)	1,000	977,781
Series 2014-3RA, Class C, 3.195%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	863,058
CarMax Auto Owner Trust
Series 2017-2, Class A3, 1.93%, 3/15/22	139	139,706
CIG Auto Receivables Trust
Series 2019-1A, Class A, 3.33%, 8/15/24(1)	678	686,302
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/22	229	229,849
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	2,844	2,705,658
Conn’s Receivables Funding, LLC
Series 2018-A, Class A, 3.25%, 1/15/23(1)	8	7,935
Series 2019-A, Class A, 3.40%, 10/16/23(1)	134	134,787
Series 2019-B, Class A, 2.66%, 6/17/24(1)	965	964,420
DB Master Finance, LLC
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	332	351,662
Drive Auto Receivables Trust
Series 2017-BA, Class D, 3.72%, 10/17/22(1)	244	245,411
Driven Brands Funding, LLC
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	758	800,118
Dryden Senior Loan Fund
Series 2018-55A, Class D, 3.125%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,000	931,310
Exeter Automobile Receivables Trust
Series 2019-3A, Class A, 2.59%, 9/15/22(1)	287	287,337
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	968	796,487
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(1)	900	915,038

Security	Principal Amount (000’s omitted)	Value
FREED ABS Trust
Series 2019-2, Class A, 2.62%, 11/18/26(1)	$2,185	$2,187,910
Series 2020-FP1, Class A, 2.52%, 3/18/27(1)	1,561	1,561,808
Hardee’s Funding, LLC
Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	960	969,608
Hertz Fleet Lease Funding, L.P.
Series 2017-1, Class A2, 2.13%, 4/10/31(1)	146	145,678
Horizon Aircraft Finance I, Ltd.
Series 2018-1, Class A, 4.458%, 12/15/38(1)	3,169	3,024,727
Horizon Aircraft Finance III, Ltd.
Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,558	1,443,518
InSite Issuer, LLC
Series 2016-1A, Class A, 2.883%, 11/15/46(1)	655	673,131
Jack in the Box Funding, LLC
Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	1,573	1,621,099
Jersey Mike’s Funding
Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,039	1,111,875
LL ABS Trust
Series 2019-1A, Class A, 2.87%, 3/15/27(1)	779	781,937
Series 2020-1A, Class A, 2.33%, 1/17/28(1)	675	675,277
Lunar Aircraft, Ltd.
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	370	250,688
MelTel Land Funding, LLC
Series 2019-1A, Class B, 4.701%, 4/15/49(1)	960	982,229
OneMain Financial Issuance Trust
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	735	736,554
Planet Fitness Master Issuer, LLC
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	1,985	1,994,744
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	1,032	972,253
Prestige Auto Receivables Trust
Series 2019-1A, Class A2, 2.44%, 7/15/22(1)	331	331,974
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(1)	353	353,484
SERVPRO Master Issuer, LLC
Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	4,480	4,749,828
Skopos Auto Receivables Trust
Series 2019-1A, Class A, 2.90%, 12/15/22(1)	1,217	1,225,515
Small Business Lending Trust
Series 2019-A, Class A, 2.85%, 7/15/26(1)	540	531,605
Series 2020-A, Class A, 2.62%, 12/15/26(1)	762	757,201
Sonic Capital, LLC
Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	2,553	2,714,376
SpringCastle America Funding, LLC
Series 2020-AA, Class A, 1.97%, 9/25/37(1)	2,375	2,387,870
Stack Infrastructure Issuer, LLC
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	8,774	9,475,718
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	750	769,870
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	46	45,618

Security	Principal Amount (000’s omitted)	Value
Tesla Auto Lease Trust
Series 2018-B, Class A, 3.71%, 8/20/21(1)	$704	$710,495
Series 2018-B, Class C, 4.36%, 10/20/21(1)	1,050	1,077,360
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	3,680	3,773,340
Series 2020-A, Class A3, 0.68%, 12/20/23(1)	288	289,510
Series 2020-A, Class A4, 0.78%, 12/20/23(1)	361	363,447
Towd Point Asset Trust
Series 2018-SL1, Class A, 0.775%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(2)	3,862	3,804,110
Upgrade Receivables Trust
Series 2019-1A, Class B, 4.09%, 3/15/25(1)	1,453	1,456,647
Series 2019-2A, Class A, 2.77%, 10/15/25(1)	1,126	1,128,747
Upland CLO, Ltd.
Series 2016-1A, Class CR, 3.172%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	1,000	912,977
Vantage Data Centers Issuer, LLC
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	1,347	1,396,999
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,988	2,035,119
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)(6)	2,220	2,226,569
Voya CLO, Ltd.
Series 2018-2A, Class B1, 1.825%, (3 mo. USD LIBOR + 1.55%), 7/15/31(1)(2)	1,000	976,710
Willis Engine Structured Trust
Series 2020-A, Class B, 4.212%, 3/15/45(1)	1,031	629,833
Series 2020-A, Class C, 6.657%, 3/15/45(1)	342	149,770

Total Asset-Backed Securities (identified cost $77,555,504)		$77,108,314

U.S. Treasury Obligations — 9.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(10)	$18,258	$21,040,417
U.S. Treasury Note, 0.125%, 8/15/23	2,111	2,109,103
U.S. Treasury Note, 0.25%, 5/31/25	3,310	3,309,742
U.S. Treasury Note, 0.625%, 5/15/30	2,126	2,118,692
U.S. Treasury Note, 0.625%, 8/15/30	759	754,671
U.S. Treasury Note, 1.625%, 10/15/20	10,716	10,722,289
U.S. Treasury Note, 1.75%, 10/31/20	10,800	10,814,608

Total U.S. Treasury Obligations (identified cost $48,152,771)		$50,869,522

Taxable Municipal Securities — 2.1%

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.3%
California Health Facilities Financing Authority, (No Place Like Home Program), 3.034%, 6/1/34	$1,430	$1,514,055

		$1,514,055

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 1.8%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 2.094%, 9/1/30	$820	$863,263
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 2.184%, 9/1/31	650	671,795
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 2.264%, 9/1/32	585	603,293
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 2.344%, 9/1/33	635	655,276
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	6,750	7,296,142

		$10,089,769

Total Taxable Municipal Securities (identified cost $10,870,000)		$11,603,824

Preferred Securities — 0.4%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(3)	31,055	$498,743

		$498,743

Real Estate Management & Development — 0.3%
Brookfield Property Partners, L.P., Series A, 5.75%	85,000	$1,518,950

		$1,518,950

Total Preferred Securities (identified cost $2,777,107)		$2,017,693

Senior Floating-Rate Loans — 1.7%(11)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Building and Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$1,228	$1,187,774

		$1,187,774

Drugs — 0.3%
Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	$1,832	$1,827,716

		$1,827,716

Electronics/Electrical — 0.4%
Go Daddy Operating Company, LLC, Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 2/15/24	$177	$173,700
Hyland Software, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/1/24	1,015	1,010,842
MA FinanceCo., LLC, Term Loan, 2.647%, (1 mo. USD LIBOR + 2.50%), 6/21/24	78	74,693
Seattle Spinco, Inc., Term Loan, 2.647%, (1 mo. USD LIBOR + 2.50%), 6/21/24	526	504,455
SolarWinds Holdings, Inc., Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 2/5/24	285	280,316

		$2,044,006

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$631	$617,926

		$617,926

Health Care — 0.2%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(12)	$819	$803,886

		$803,886

Insurance — 0.1%
Asurion, LLC, Term Loan, 3.147%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$792	$780,937

		$780,937

Leisure Goods/Activities/Movies — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$246	$238,659

		$238,659

Lodging and Casinos — 0.0%(13)
ESH Hospitality, Inc., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$143	$138,943

		$138,943

Telecommunications — 0.3%
CenturyLink, Inc., Term Loan, 2.397%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$496	$477,685
Level 3 Financing, Inc., Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 3/1/27	250	242,089
Ziggo Financing Partnership, Term Loan, 2.652%, (1 mo. USD LIBOR + 2.50%), 4/30/28	1,000	966,528

		$1,686,302

Total Senior Floating-Rate Loans (identified cost $9,519,830)		$9,326,149

Short-Term Investments — 2.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(14)	15,877,300	$15,877,300

Total Short-Term Investments (identified cost $15,876,915)		$15,877,300

Total Investments — 100.0% (identified cost $546,604,603)		$556,872,833

Other Assets, Less Liabilities — 0.0%(13)		$64,916

Net Assets — 100.0%		$556,937,749

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2020, the aggregate value of these securities is $165,330,852 or 29.7% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2020.

(3)	Security converts to variable rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at September 30, 2020.

(6)	When-issued security.

(7)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2020.

(9)	Step coupon security. Interest rate represents the rate in effect at September 30, 2020.

(10)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or a minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(12)

The stated interest rate represents the weighted average interest rate at September 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(13)	Amount is less than 0.05%.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	99	Long	12/31/20	$21,875,133	$10,677
U.S. Long Treasury Bond	18	Long	12/21/20	3,173,063	(9,027)
U.S. Ultra-Long Treasury Bond	204	Long	12/21/20	45,249,750	(131,000)
U.S. 5-Year Treasury Note	(15)	Short	12/31/20	(1,890,469)	(992)
U.S. Ultra 10-Year Treasury Note	(429)	Short	12/21/20	(68,606,484)	(191,797)

					$(322,139)

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PPTT	-	Preferred Pass-Through Trust

SOFR	-	Secured Overnight Financing Rate

TBA	-	To Be Announced

Currency Abbreviations:

USD	-	United States Dollar

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to hedge against fluctuations in interest rates.

At September 30, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

At September 30, 2020, the value of the Portfolio’s investment in affiliated funds was $15,877,300, which represents 2.8% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended September 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$22,272,569	$197,191,496	$(203,587,534)	$977	$(208)	$15,877,300	$73,132	15,877,300

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$261,589,728	$—	$261,589,728
Agency Mortgage-Backed Securities	—	42,822,291	—	42,822,291
Collateralized Mortgage Obligations	—	39,149,003	—	39,149,003
Commercial Mortgage-Backed Securities	—	46,509,009	—	46,509,009
Asset-Backed Securities	—	77,108,314	—	77,108,314
U.S. Treasury Obligations	—	50,869,522	—	50,869,522
Taxable Municipal Securities	—	11,603,824	—	11,603,824
Preferred Securities	2,017,693	—	—	2,017,693
Senior Floating-Rate Loans	—	9,326,149	—	9,326,149
Short-Term Investments	—	15,877,300	—	15,877,300
Total Investments	$2,017,693	$554,855,140	$—	$556,872,833
Futures Contracts	$10,677	$—	$—	$10,677
Total	$2,028,370	$554,855,140	$—	$556,883,510

Liability Description
Futures Contracts	$(332,816)	$—	$—	$(332,816)
Total	$(332,816)	$—	$—	$(332,816)

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.